LEASES (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
LEASES [Abstract]
Operating Leases Included in Unaudited Condensed Consolidated Balance Sheets
Operating leases are included in the unaudited condensed consolidated Balance Sheets as follows:

(in thousands)	Classification	March 31, 2024	December 31, 2023
Lease assets
Operating lease cost ROU assets, net	Assets	$313.8	$353.2
Total lease assets		$313.8	$353.2

Lease liabilities
Operating lease liabilities, current	Current liabilities	$163.1	$160.3
Operating lease liabilities, non-current	Liabilities	159.8	201.6
Total lease liabilities		$322.9	$361.9

Operating leases are included in the consolidated Balance Sheets as follows:

(in thousands)	Classification	December 31, 2023	December 31, 2022
Lease assets
Operating lease cost ROU assets, net	Assets	$353.2	$507.1
Total lease assets		$353.2	$507.1
Lease liabilities
Operating lease liabilities, current	Current liabilities	$160.3	$149.4
Operating lease liabilities, non-current	Liabilities	201.6	362.1
Total lease liabilities		$361.9	$511.5

Components of Lease Costs
The components of lease costs, which are included in loss from operations in our unaudited condensed consolidated Statement of Operations we as follows:

	Three Month Period Ended
(in thousands)	March 31, 2024	March 31, 2023
Lease costs
Operating lease costs	44.8	44.8
Total lease costs	$44.8	$44.8

The components of lease costs, which are included in income/(loss) from operations in our consolidated Statement of Operations were as follows:

	Twelve Month Period Ended
(in thousands)	December 31, 2023	December 31, 2022
Lease costs
Operating lease costs	179.5	104.7
Total lease costs	$179.5	$104.7

Minimum Commitments Under the Company Leases
(in thousands)	March 31, 2024
2024 (remainder of)	$136.1
2025	185.8
2026	31.3
Total future minimum lease payments	$353.2
Amount representing interest	30.3
Present value of net future minimum lease payments	322.9

Lease commitments

(in thousands)	December 31, 2023
2024	$180.4
2025	185.8
2026	31.3
Total future minimum lease payments	397.5
Amount representing interest	35.6
Present value of net future minimum lease payments	$361.9